Dividends - Schedule of Dividends Announced and Paid (Details) $ / shares in Units, $ in Millions	3 Months Ended																									12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 £ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 £ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 £ / shares	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2017 £ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 £ / shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2016 £ / shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 £ / shares	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 £ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 £ / shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 £ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 £ / shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 £ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 £ / shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in Pence and USD per share) | (per share)		$ 0.10	£ 0.074435	$ 0.10	£ 0.076213	$ 0.10	£ 0.077563	$ 0.10	£ 0.081587	$ 0.10	£ 0.079313	$ 0.10	£ 0.075578	$ 0.10	£ 0.069167	$ 0.10	£ 0.070125	$ 0.10	£ 0.066342	$ 0.10	£ 0.065488	$ 0.10	£ 0.065295	$ 0.10	£ 0.066699	$ 0.40	£ 0.309798	$ 0.40	£ 0.294183	$ 0.40	£ 0.263824
Dividend paid per ordinary share		$ 1,627		$ 1,676		$ 1,546		$ 1,303		$ 1,182		$ 1,161		$ 1,168		$ 1,099		$ 1,541		$ 1,717		$ 1,691		$ 1,708		$ 6,153		$ 4,611		$ 6,659
Preference shares
Disclosure of classes of share capital [line items]
Dividends paid, other than ordinary shares																										$ 1		$ 1		$ 2
Ordinary Shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares																										$ 0.10
Subsequent Event
Disclosure of classes of share capital [line items]
Dividend paid per ordinary share	$ 1,828